ACQUISITION - pro-forma summary (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
ACQUISITION
Revenues	$ 227,539	$ 319,881	$ 292,487
Net profit	(59,601)	(9,548)	$ (8,723)
Consolidated pro forma summary
Revenues	337,695	477,326
Net loss	$ 70,884	$ 21,593